Citi Fund Services

100 Summer Street, Suite 1500

Boston, Massachusetts 02110

December 1, 2010

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	ProFunds
File Nos. 333-28339 and 811-08239
Rule 497(j) Filing

Dear Ladies and Gentlemen:

As Administrator on behalf of ProFunds, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the form of Prospectus and Statement of Additional Information of ProFunds do not differ from those contained in Post-Effective Amendment No. 70 to the Registration Statement of ProFunds, which was filed electronically with the Securities and Exchange Commission (“SEC”) on Friday, November 26, 2010.

Questions related to this filing should be directed to my attention at (617) 476-1821 or, in my absence, to Amy R. Doberman, Chief Legal Officer and Secretary, ProFunds at (240) 497-6539.

Sincerely,

/s/ Jack P. Huntington

Jack P. Huntington

Senior Vice President

cc:	Amy R. Doberman
Brett Miguel